RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
27.	RELATED PARTY TRANSACTIONS

Name and Relationship with Related Parties

Name of related party	Relationship with the Group
Hanwha Corporation	A major shareholder of Hanwha Chemical
Hanwha Chemical	Holding company of Hanwha Solar
SolarOne Group *	A group whose significant shareholder was Hanwha Chemical
Hanwha S&C Co., Ltd. (“Hanwha S&C”)	A company controlled by Hanwha Corporation
Hanwha TechM Co., Ltd.	A subsidiary of Hanwha Corporation
Hanwha Q CELLS Japan Co., Ltd. (“Q CELLS Japan”)	A subsidiary of Hanwha Corporation
Hanwha Q CELLS USA Corp. (“Q CELLS USA”)	A subsidiary of Hanwha Corporation
Hanwha Europe GmbH (“Hanwha Europe”)	A subsidiary of Hanwha Corporation
Hanwha Q CELLS Korea Corp. (“Q CELLS Korea”)	A subsidiary of Hanwha Corporation
Hanwha Foodist Food Co., Ltd. (“Hanwha Foodist”)	A subsidiary of Hanwha Corporation
Hanwha Techwin Co., Ltd. (“Hanwha Techwin”)	A subsidiary of Hanwha Corporation
Hanwha Hotel & Resort Inc.	A subsidiary of Hanwha Corporation
Hanwha TechM Hungary ZRt.	A subsidiary of Hanwha Corporation
Hanwha International LLC (“Hanwha International”)	A subsidiary of Hanwha Chemical
Hanwha Advanced Materials Corp. (“Hanwha Advanced”)	A subsidiary of Hanwha Chemical
Hanwha Chemical (Thailand) Co.,Ltd.	A subsidiary of Hanwha Chemical
Hanwha Chemical Malaysia Sdn. Bhd.	A subsidiary of Hanwha Chemical
Hancomm, Inc. (“Hancomm”)	A company whose significant shareholder is Hanwha S&C
Hanwha S&C Trading (Shanghai) Co., Ltd.	A subsidiary of Hanwha S&C
Bt1 Enerji Iç Ve Diş Tic.San.Ve Tic.Ltd.Şti.	A subsidiary of Hanwha S&C
Primo Güneş Enerjisi A.Ş.	A subsidiary of Hanwha S&C
Burdur Enerji A.Ş.	A subsidiary of Hanwha S&C
Razin Elektrik Üretim Sanayi Ve Ticaret Anonim Şirketi	A subsidiary of Hanwha S&C
Altinorda Enerji Iç Ve Diş Tic.San.Ve Tic.Ltd.Şti.	A subsidiary of Hanwha S&C
Bahçesaray Enerji Iç Ve Diş Tic.San.Ve Tic.Ltd.Şti	A subsidiary of Hanwha S&C
Meca Enerji Iç Ve Diş Tic.San.Ve Ticaret Limited Şirketi	A subsidiary of Hanwha S&C
ReNew Akshay Urja Pvt. Ltd.	Joint venture of Hanwha Q CELLS Corp.
Shanghai Baowangtiansui Solar Co., Ltd.	Associate of Hanwha SolarOne (Shanghai) Co., Ltd.
Fenland Renewables Ltd. ** Green End Renewables Ltd. **	VIE VIE

*	All the entities within the SolarOne Group ceased to be related parties subsequent to the consummation of the Transaction on February 6, 2015.

**	The investments in these two entities were disposed in 2015.

Significant Related Party Transactions

In addition to the information disclosed elsewhere in the financial statements, the Group had the following significant related party transactions during the years presented:

In millions of $	For the year ended December 31,
	2013	2014	2015

Purchase of product from:
Hanwha Corporation	165.3	310.8	306.7
Hanwha Advanced	-	5.5	47.3
Hanwha Chemical	-	3.7	35.6
Q CELLS USA	-	-	20.4
Q CELLS Korea	-	-	2.7
Hanwha International	-	-	2.3
Q CELLS Japan	-	2.1	3.1
SolarOne Group	66.6	84.1	-
Hanwha Europe	4.6	14.3	-
Hancomm	0.5	0.4	-
Others	0.1	0.3	1.1

	237.1	421.2	419.2

Purchase of services from:
Hanwha Corporation	-	-	40.1
Hanwha Foodist	-	-	4.9
Hanwha S&C	0.1	-	2.5
Hanwha International	-	-	1.8
Q CELLS USA	-	-	0.8
Hancomm	0.5	0.4	0.3
Others	-	0.3	3.4

	0.6	0.7	53.8

Purchase of fixed assets from:
Hanwha TechM Co.,Ltd	-	-	89.4

In millions of $	For the year ended December 31,
	2013	2014	2015

Sales of products to:
Q CELLS Japan	218.6	56.7	193.4
Q CELLS USA	4.3	2.5	139.7
Hanwha Corporation	30.6	340.8	117.5
Q CELLS Korea	7.5	0.2	76.5
Hanwha International	8.8	55.6	75.0
Renew Akshay Urja Private Limited	-	-	38.4
Burdur Enerji A.Ş.	-	-	10.2
Bt1 Enerji Iç Ve Diş Tic.San.Ve Tic.Ltd.Şti.	-	-	5.7	.
Hanwha Engineering & Construction	-	-	3.7
Razin Elektrik Üretim Sanayi Ve Ticaret Anonim Şirketi	-	-	2.0
Altinorda Enerji Iç Ve Diş Tic.San.Ve Tic.Ltd.Şti.	-	-	1.4
Bahçesaray Enerji Iç Ve Diş Tic.San.Ve Tic.Ltd.Şti.	-	-	1.4
Meca Enerji Iç Ve Diş Tic.San.Ve Ticaret Limited Şirketi	-	-	1.4
SolarOne Group	15.6	9.1	-
Hanwha Europe	3.6	-	-
Others	-	0.1	0.3

	289.0	465.0	666.6

Borrowings from:
Hanwha S&C Trading (Shanghai) Co., Ltd.	-	-	16.0
Hanwha Chemical (Thailand) Co., Ltd.	-	-	5.0	.
Hanwha Chemical Malaysia Sdn. Bhd.	-	-	5.0
Hanwha Europe	-	-	9.8

	-	-	35.8

Loans to:
Q CELLS USA	3.2	15.3	30.0
Q CELLS Korea	-	-	30.0
Primo Güneş Enerjisi A.Ş.	-	-	5.1
Burdur Enerji A.Ş.	-	-	1.0
Fenland Renewables Ltd.	-	5.0	-
Green End Renewables Ltd.	-	4.1	-
Others	0.3	-	-

	3.5	24.4	66.1

Interest paid to:
Hanwha S&C	-	-	0.7
Hanwha Corporation	4.0	3.5	-

	4.0	3.5	0.7

Interest received from:
Q CELLS USA	0.1	0.3	0.9
Q CELLS Korea	-	-	0.7
	0.1	0.3	1.6

Commission fee for bank borrowings and long-term notes paid to:
Hanwha Chemical	3.6	2.3	7.7

Balances with Related Parties

As of December 31, 2014 and 2015, balances with related parties are comprised of the following:

In millions of $	As of December 31,
	2014	2015

Amount due from related parties:
Q CELLS Korea	-	142.2
Hanwha Corporation	125.3	75.6
Q CELLS USA	15.3	58.9
Q CELLS Japan	1.1	21.0
Hanwha Chemical	-	7.0
Bt1 Enerji Iç Ve Diş Tic.San.Ve Tic.Ltd.Şti.	-	5.6
Renew Akshay Urja Private Limited	-	5.2
Primo Güneş Enerjisi A.Ş.	-	5.1
Shanghai Baowangtiansui Solar Co., Ltd.		4.2
Burdur Enerji A.Ş.	-	2.6
Razin Elektrik Üretim Sanayi Ve Ticaret Anonim Şirketi	-	2.0
Altinorda Enerji Iç Ve Diş Tic.San.Ve Tic.Ltd.Şti.	-	1.4
Bahçesaray Enerji Iç Ve Diş Tic.San.Ve Tic.Ltd.Şti.	-	1.4
Meca Enerji Iç Ve Diş Tic.San.Ve Ticaret Limited Şirketi	-	1.4
Hanwha International	21.4	0.3
SolarOne Group	11.5	-
Fenland Renewables Ltd.	5.0	-
Green End Renewables Ltd.	4.1	-

	183.7	333.9

Amount due to related parties:
Hanwha Corporation	63.8	118.6
Hanwha TechM Co.,Ltd	-	26.3
Hanwha Advanced	-	14.4
Hanwha Europe	-	9.9
Hanwha Chemical	-	9.5
Hanwha S&C Trading (Shanghai) Co., Ltd.	-	7.9
Hanwha TechM Hungary ZRt.	-	4.4
Q CELLS USA	-	3.3
Q CELLS Korea	-	3.2
Q CELLS Japan	1.6	2.4
Hanwha S&C	-	1.2
Hanwha Techwin	-	0.2
Hanwha Hotel & Resort	-	0.1
SolarOne Group	21.5	-
Others	0.2	-

	87.1	201.4